Earnings per share - Schedule of Basic and Diluted Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Net income attributable to common shareholders	$ (1,619)	$ 1,474
Basic weighted average number of common shares outstanding	28,075,031	30,263,194
Stock options	269,518	329,234
DSUs	177,648	142,541
RSUs	207,989	192,246
Diluted weighted average number of common shares outstanding	28,730,186	30,927,215
Basic earnings per common share (in dollars per share)	$ (0.06)	$ 0.05
Diluted earnings per common share (in dollars per share)	$ (0.06)	$ 0.05